EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Accounted Income - Narrative [Abstract]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 10,798	$ 1,284